Loans Receivable, Net - Allowance for Loan Loss Account by Loan (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance				$ 6,112				$ 5,700	$ 6,112	$ 5,700	$ 6,289
Charge off									(3,159)	(1,468)	(1,867)
Recovery									1,396	639	227
Provision for Loan Loss	$ 56	$ 71	$ 59	291	$ 63	$ 255	$ 465	458	477	1,241	1,051
Ending balance	4,826				6,112				4,826	6,112	5,700
Multi-Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance				412				227	412	227	85
Charge off										(421)
Recovery									417
Provision for Loan Loss									(515)	606	142
Ending balance	314				412				314	412	227
One-to-Four Family Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance				852				1,030	852	1,030	1,198
Charge off									(66)		(143)
Recovery									13	167	39
Provision for Loan Loss									(52)	(345)	(64)
Ending balance	747				852				747	852	1,030
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance				260				201	260	201	181
Charge off										(30)	(92)
Recovery									12	14	10
Provision for Loan Loss									(83)	75	102
Ending balance	189				260				189	260	201
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance				277				377	277	377	146
Provision for Loan Loss									(116)	(100)	231
Ending balance	161				277				161	277	377
Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance				1,760				1,379	1,760	1,379	1,123
Charge off									(2,608)		(911)
Recovery									559
Provision for Loan Loss									1,512	381	1,167
Ending balance	1,223				1,760				1,223	1,760	1,379
Non-Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance				964				1,139	964	1,139	2,083
Charge off											(222)
Recovery									16	10	2
Provision for Loan Loss									(191)	(185)	(724)
Ending balance	789				964				789	964	1,139
Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance				778				358	778	358	461
Recovery									10
Provision for Loan Loss									(421)	420	(103)
Ending balance	367				778				367	778	358
Junior Liens [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance				8				8	8	8	14
Recovery									4	14	4
Provision for Loan Loss									(7)	(14)	(10)
Ending balance	5				8				5	8	8
Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance				208				358	208	358	494
Charge off									(261)	(422)	(298)
Recovery									87	293	118
Provision for Loan Loss									150	(21)	44
Ending balance	184				208				184	208	358
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance				$ 593				$ 623	593	623	504
Charge off									(224)	(595)	(201)
Recovery									278	141	54
Provision for Loan Loss									200	424	266
Ending balance	$ 847				$ 593				$ 847	$ 593	$ 623